Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets
Prepayments and Other Current Assets

8.Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Other receivables	78,819	98,212	13,455
Employee advances	2,814	1,117	153
Prepaid rents	10,039	1,638	224
Others	16,682	11,077	1,516
Total prepayments and other current assets	108,354	112,044	15,348